Exhibit 99.1
Nissan Auto Receivables 2008-C Owner Trust
Monthly Servicer's Certificate
for the month of December 2008

Collection Period	Dec-08	30/360 Days	35
Distribution Date	15-Jan-09	Actual/360 Days	35

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		628,278,834.97	628,278,834.97	609,777,651.78	0.970553
Total Securities		628,278,834.97	628,278,834.97	609,777,651.78	0.970553
Class A-1 Notes	3.03725%	124,000,000.00	124,000,000.00	105,498,816.81	0.850797
Class A-2 Notes	5.13500%	185,000,000.00	185,000,000.00	185,000,000.00	1.000000
Class A-3a Notes	5.93000%	77,000,000.00	77,000,000.00	77,000,000.00	1.000000
Class A-3b Notes	5.63500%	80,000,000.00	80,000,000.00	80,000,000.00	1.000000
Class A-4 Notes	6.65000%	134,000,000.00	134,000,000.00	134,000,000.00	1.000000
Certificates	0.00000%	28,278,834.97	28,278,834.97	28,278,834.97	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	18,501,183.19	366,157.36	149.2030902	2.9528819
Class A-2 Notes	0.00	923,586.81	-	4.9923611
Class A-3a Notes	0.00	443,926.39	-	5.7652778
Class A-3b Notes	0.00	438,277.78	-	5.4784723
Class A-4 Notes	0.00	866,347.22	-	6.4652778
Certificates	0.00	0.00	-	-
Total Securities	18,501,183.19	3,038,295.56

I. COLLECTIONS

Interest:
Interest Collections		2,608,878.97
Repurchased Loan Proceeds Related to Interest		12,893.73
Total Interest Collections		2,621,772.70

Principal:
Principal Collections		16,074,354.03
Repurchased Loan Proceeds Related to Principal		2,426,829.16
Total Principal Collections		18,501,183.19

Recoveries of Defaulted Receivables		0.00
Investment Earnings on Yield Supplement Account		32,641.15
Release from the Yield Supplement Account		2,654,536.22
Servicer Advances		130,133.53
Interest Rate Swap Receipts		0.00

Total Collections		23,940,266.79

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Pool Balance - Beginning of Period	33,174	628,278,834.97
Total Principal Collections		18,501,183.19
Principal Amount of Gross Losses		0.00
	32,869	609,777,651.78

III. DISTRIBUTIONS

Total Collections		23,940,266.79
Reserve Account Draw		0.00
Total Available for Distribution		23,940,266.79

1. Interest Rate Swap Payments		84,386.80

Exhibit 99.1
Nissan Auto Receivables 2008-C Owner Trust
Monthly Servicer's Certificate
for the month of December 2008

2. Reimbursement of Advance	0.00

3. Servicing Fee:
Servicing Fee Due	523,565.70
Servicing Fee Paid	523,565.70
Servicing Fee Shortfall	0.00

4. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	366,157.36

Class A-1 Notes Monthly Interest Paid	366,157.36
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	923,586.81

Class A-2 Notes Monthly Interest Paid	923,586.81
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3a Notes Monthly Interest
Class A-3a Notes Interest Carryover Shortfall	0.00
Class A-3a Notes Interest on Interest Carryover Shortfall	0.00
Class A-3a Notes Monthly Interest Distributable Amount	443,926.39

Class A-3a Notes Monthly Interest Paid	443,926.39
Change in Class A-3a Notes Interest Carryover Shortfall	0.00

Class A-3b Notes Monthly Interest
Class A-3b Notes Interest Carryover Shortfall	0.00
Class A-3b Notes Interest on Interest Carryover Shortfall	0.00
Class A-3b Notes Monthly Interest Distributable Amount	438,277.78

Class A-3b Notes Monthly Interest Paid	438,277.78
Change in Class A-3b Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	866,347.22

Class A-4 Notes Monthly Interest Paid	866,347.22
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Total Note Monthly Interest
Total Note Monthly Interest Due	3,038,295.56
Total Note Monthly Interest Paid	3,038,295.56
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	20,294,018.73

5. Total Monthly Principal Paid on the Notes	18,501,183.19

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	18,501,183.19
Change in Total Noteholders' Principal Carryover Shortfall	0.00

Exhibit 99.1
Nissan Auto Receivables 2008-C Owner Trust
Monthly Servicer's Certificate
for the month of December 2008

6. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		1,792,835.54
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		1,792,835.54

IV. YIELD SUPPLEMENT ACCOUNT

Beginning Yield Supplement Account Balance		42,278,489.29
Release to Collection Account		2,654,536.22
Ending Yield Supplement Account Balance		39,623,953.07

V. RESERVE ACCOUNT

Initial Reserve Account Amount		1,570,697.09
Required Reserve Account Amount		1,570,697.09
Beginning Reserve Account Balance		1,570,697.09
Ending Reserve Account Balance		1,570,697.09

Required Reserve Account Amount for Next Period		1,570,697.09

VI. POOL STATISTICS

Weighted Average Coupon		4.77%
Weighted Average Remaining Maturity		49.85

Principal Recoveries of Defaulted Receivables		0.00
Principal on Defaulted Receivables		0.00
Pool Balance at Beginning of Collection Period		628,278,834.97
Net Loss Ratio		0.00%

Net Loss Ratio for Second Preceding Collection Period		0.00%
Net Loss Ratio for Preceding Collection Period		0.00%
Net Loss Ratio for Current Collection Period		0.00%
Average Net Loss Ratio		0.00%

Cumulative Net Losses for all Periods		0.00

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	-	-
61-90 Days Delinquent	-	-
91-120 Days Delinquent	-	-
Total Delinquent Receivables:	-	-
60+ Days Delinquencies as Percentage of Receivables	0.00%	0.00%

Delinquency Ratio for Second Preceding Collection Period		0.00%
Delinquency Ratio for Preceding Collection Period		0.00%
Delinquency Ratio for Current Collection Period		0.00%
Average Delinquency Ratio		0.00%

Exhibit 99.1
Nissan Auto Receivables 2008-C Owner Trust
Monthly Servicer's Certificate
for the month of December 2008

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	No

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	No

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	No

5. Has there been an issuance of notes or other securities backed by the
Receivables?	No

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	No